42. Information related to guaranteed securities issued by subsidiaries	12 Months Ended
Dec. 31, 2020
Disclosure Information Related To Guaranteed Securities Issued By Subsidiaries Abstract
Information related to guaranteed securities issued by subsidiaries
42.	Information related to guaranteed securities issued by subsidiaries
42.1.	Petrobras Global Finance B.V. (PGF)

Petróleo Brasileiro S.A. - Petrobras fully and unconditionally guarantees the debt securities issued by Petrobras Global Finance B.V. (PGF), a 100-percent-owned finance subsidiary of Petrobras. There are no significant restrictions on the ability of Petrobras to obtain funds from PGF.

Supplementary information on Oil and Gas Exploration and Production (unaudited)

This section provides supplemental information on oil and gas exploration and production activities of the Company. The information included in items (i) through (iii) provides historical cost information pertaining to costs incurred in exploration, property acquisition and development, capitalized costs and results of operations. The information included in items (iv) and (v) presents information on Petrobras’ estimated net proved reserve quantities, standardized measure of estimated discounted future net cash flows related to proven reserves, and changes in estimated discounted future net cash flows.

The Company, on December 31, 2020, maintains activities mainly in Brazil, in addition to activities in Argentina, Colombia and Bolivia, in South America. The equity-accounted investments are comprised of the operations of the joint venture company MP Gulf of Mexico, LLC (MPGoM), in which Murphy Exploration & Production Company ("Murphy" ) has 80% stake and Petrobras America Inc ("PAI") 20% stake in United States of America, North America. The Company reports its reserves in Brazil, United States of America and Argentina. Bolivian reserves are not included due to restrictions determined by Bolivian Constitution. In Colombia, our activities are exploratory, and therefore, there are no associated reserves.

i) Capitalized costs relating to oil and gas producing activities

As set out in note 28, the Company uses the successful efforts method of accounting for appraisal and development costs of crude oil and natural gas production. In addition, notes 25.3 and 26.2 presents the accounting policies applied by the Company for recognition, measurement and disclosure of property, plant and equipment and intangible assets.

The following table summarizes capitalized costs for oil and gas exploration and production activities with the related accumulated depreciation, depletion and amortization, and asset retirement obligations:

	Consolidated entities
		Abroad					Equity Method Investees
	Brazil	South America	North America	Others	Total	Total
December 31, 2020
Unproved oil and gas properties	17,438	112	-	-	112	17,550	-
Proved oil and gas properties	61,857	140	-	-	140	61,997	792
Support Equipment	73,199	761	-	1	762	73,961	-
Gross Capitalized costs	152,494	1,013	-	1	1,014	153,508	792
Depreciation, depletion and amortization	(43,008)	(687)	-	(1)	(688)	(43,696)	(316)
Net capitalized costs	109,486	326	-	-	326	109,812	476
December 31, 2019
Unproved oil and gas properties	23,063	117	-	-	117	23,180	-
Proved oil and gas properties	81,063	135	-	-	135	81,198	4,202
Support Equipment	88,289	687	-	1	688	88,977	-
Gross Capitalized costs	192,414	940	-	1	941	193,355	4,202
Depreciation, depletion and amortization	(51,332)	(581)	-	(1)	(582)	(51,914)	(1,690)
Net capitalized costs	141,081	359	-	-	359	141,441	2,513
December 31, 2018
Unproved oil and gas properties	5,999	112	-	-	112	6,111	-
Proved oil and gas properties	88,572	144	-	-	144	88,716	4,091
Support Equipment	83,822	649	-	389	1,038	84,860	6
Gross Capitalized costs	178,393	905	-	389	1,294	179,687	4,097
Depreciation, depletion and amortization	(60,890)	(544)	-	(29)	(573)	(61,463)	(1,410)
Net capitalized costs	117,503	361	-	360	721	118,224	2,687

ii) Costs incurred in oil and gas property acquisition, exploration and development activities

Costs incurred are summarized below and include both amounts expensed and capitalized:

	Consolidated entities
		Abroad					Equity Method Investees
	Brazil	South America	North America	Others	Total	Total
December 31, 2020
Acquisition costs:
Proved	315	-	-	-	-	315	-
Unproved (*)	24	-	-	-	-	24	-
Exploration costs	805	10	-	-	10	815	−
Development costs	5,664	3	-	-	3	5,667	57
Total	6,808	13	-	-	13	6,821	57
December 31, 2019
Acquisition costs:
Proved	-	-	-	-	-	-	-
Unproved (*)	16,670	-	-	-	-	16,670	-
Exploration costs	1,069	11	-	-	11	1,080	3
Development costs	6,819	6	-	-	6	6,825	150
Total	24,558	17	-	-	17	24,575	153
December 31, 2018
Acquisition costs:
Proved	-	-	-	-	-	-	-
Unproved	832	-	-	-	-	832	-
Exploration costs	776	10	1	-	11	787	5
Development costs	9,685	32	229	-	261	9,946	252
Total	11,293	43	230	-	272	11,565	257
(*) Mainly acquisition of oil exploration rights - Transfer of Rights, according to note 23.4

(iii) Results of operations for oil and gas producing activities

The Company’s results of operations from oil and gas producing activities for the years ended December 31, 2020, 2019 and 2018 are shown in the following table. The Company transfers substantially all of its Brazilian crude oil and gas production to the Refining, Transportation & Marketing segment in Brazil. The internal transfer prices calculated by the Company’s model may not be indicative of the price the Company would have realized had this production been sold in an unregulated spot market. Additionally, the prices calculated by the Company’s model may not be indicative of the future prices to be realized by the Company. Gas prices used are those set out in contracts with third parties.

Production costs are lifting costs incurred to operate and maintain productive wells and related equipment and facilities, including operating employees’ compensation, materials, supplies, fuel consumed in operations and operating costs related to natural gas processing plants.

Exploration expenses include the costs of geological and geophysical activities and projects without economic feasibility. Depreciation and amortization expenses relate to assets employed in exploration and development activities. In accordance with Codification Topic 932 – Extractive Activities – Oil and Gas, income taxes are based on statutory tax rates, reflecting allowable deductions. Interest income and expense are excluded from the results reported in this table.

	Consolidated entities
		Abroad					Equity Method Investees
	Brazil	South America	North America	Others	Total	Total
December 31, 2020
Net operation revenues:
Sales to third parties	763	108	-	-	108	871	148
Intersegment	33,524	-	-	-	-	33,524	-
	34,287	108	-	-	108	34,395	148
Production costs	(9,378)	(59)	-	-	(59)	(9,437)	(54)
Exploration expenses	(796)	(7)	-	-	(7)	(803)	-
Depreciation, depletion and amortization	(8,611)	(50)	-	-	(50)	(8,661)	(57)
Impairment of oil and gas properties	(7,364)	-	-	-	-	(7,364)	-
Other operating expenses	(885)	(2)	(167)	(26)	(195)	(1,080)	(158)
Results before income tax expenses	7,253	(10)	(167)	(26)	(203)	7,050	(121)
Income tax expenses	(2,466)	3	57	9	69	(2,398)	41
Results of operations (excluding corporate overhead and interest costs)	4,786	(7)	(110)	(17)	(134)	4,652	(80)
December 31, 2019
Net operation revenues:
Sales to third parties	888	174	-	-	174	1,062	1,114
Intersegment	49,400	−	-	-	−	49,400	-
	50,288	174	-	-	174	50,462	1,114
Production costs	(15,749)	(69)	-	-	(69)	(15,818)	(124)
Exploration expenses	(793)	(6)	-	−	(6)	(799)	(5)
Depreciation, depletion and amortization	(11,436)	(37)	-	(13)	(50)	(11,486)	(292)
Impairment of oil and gas properties	(1,535)	-	-	(421)	(421)	(1,956)	-
Other operating expenses	(1,420)	(13)	41	(34)	(6)	(1,426)	(20)
Results before income tax expenses	19,354	50	41	(468)	(377)	18,977	672
Income tax expenses	(6,579)	(17)	(14)	159	128	(6,451)	(229)
Results of operations (excluding corporate overhead and interest costs)	12,775	33	27	(309)	(249)	12,526	443
December 31, 2018
Net operation revenues:
Sales to third parties	1,142	190	998	-	1,188	2,330	375
Intersegment	50,052	−	-	-	−	50,052	-
	51,194	190	998	-	1,188	52,382	375
Production costs	(19,741)	(77)	(152)	-	(229)	(19,970)	(40)
Exploration expenses	(516)	(7)	(1)	−	(8)	(524)	(2)
Depreciation, depletion and amortization	(8,716)	(40)	(221)	(21)	(282)	(8,998)	(109)
Impairment of oil and gas properties	(686)	-	(705)	-	(705)	(1,391)	-
Other operating expenses	(2,188)	(839)	(88)	(38)	(965)	(3,153)	(12)
Results before income tax expenses	19,347	(773)	(169)	(59)	(1,001)	18,346	212
Income tax expenses	(6,576)	263	57	20	340	(6,236)	(162)
Results of operations (excluding corporate overhead and interest costs)	12,771	(510)	(112)	(39)	(661)	12,110	50

(iv) Reserve quantities information

As presented in note 4.1, proved oil and gas reserves are those quantities of oil and gas, which, by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible from a given date forward, from known reservoirs, and under existing economic conditions, operating methods, and government regulations – prior to the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain. The project to extract the hydrocarbons must have commenced or there must be reasonable certainty that the project will commence within a reasonable time. Reserves estimate involves a high degree of judgment and complexity and its application affects different items of these Financial Statements.

The Company’s estimated net proved oil and gas reserves and changes thereto for the years 2020, 2019 and 2018 are presented in the following table. Proved reserves are estimated in accordance with the reserve definitions prescribed by the Securities and Exchange Commission.

Proved developed oil and gas reserves are proved reserves that can be expected to be recovered: (i) through existing wells with existing equipment and operating methods or in which the cost of the required equipment is relatively minor compared to the cost of a new well; and (ii) through installed extraction equipment and infrastructure operational at the time of the reserves estimate if the extraction is done by means not involving a well.

Proved reserves for which substantial new investments in additional wells and related facilities will be required are named proved undeveloped reserves.

Reserve estimates are subject to variations due to technical uncertainties in the reservoir and changes in economic scenarios. A summary of the annual changes in the proved reserves of oil is as follows (in millions of barrels):

	Consolidated Entities					Equity Method Investees
Proved developed and undeveloped reserves(*)	Crude oil in Brazil	Crude Oil in South America	Crude Oil in North America	Synthetic Oil in Brazil	Consolidated Total	Crude Oil in North America	Crude Oil in Africa	Total
Reserves at December 31, 2017 (1)	8,249.4	1.2	114.6	6.0	8,371.3	−	63.4	8,434.7
Transfers by loss of control (2)	−	−	(100.4)	−	(100.4)	100.4	−	−
Revisions of previous estimates	342.7	−	−	(0.3)	342.5	(0.9)	3.7	345.3
Extensions and discoveries	308.5	0.6	−	−	309.1	−	−	309.1
Improved Recovery	224.2	−	−	−	224.2	−	−	224.2
Sales of reserves	(254.8)	−	−	−	(254.8)	(80.4)	−	(335.2)
Purchases of reserves	−	−	−	−	−	7.9	−	7.9
Production for the year	(701.3)	(0.3)	(14.3)	(0.9)	(716.8)	(0.4)	(7.3)	(724.5)
Reserves at December 31, 2018 (1)	8,168.7	1.6	−	4.8	8,175.1	26.6	59.8	8,261.5
Revisions of previous estimates	718.8	−	−	−	718.8	0.7	(6.5)	713.0
Extensions and discoveries	17.5	−	−	3.6	21.1	−	0.6	21.7
Improved Recovery	−	−	−	−	−	−	−	−
Sales of reserves	(68.3)	−	−	−	(68.3)	−	−	(68.3)
Purchases of reserves	−	−	−	−	−	−	−	−
Production for the year	(753.9)	(0.2)	−	(0.8)	(754.8)	(4.7)	(12.3)	(771.7)
Reserves at December 31, 2019 (1)	8,082.8	1.4	−	7.7	8,091.9	22.7	41.6	8,156.1
Revisions of previous estimates	268.7	(0.9)	−	(6.8)	261.0	(0.4)	−	260.7
Extensions and discoveries	34.8	−	−	−	34.8	−	−	34.8
Improved Recovery	−	−	−	−	−	−	−	−
Sales of reserves	(60.8)	−	−	−	(60.8)	−	(41.1)	(101.8)
Purchases of reserves	−	−	−	−	−	−	−	−
Production for the year	(791.7)	(0.2)	−	(0.9)	(792.8)	(4.2)	(0.5)	(797.5)
Reserves at December 31, 2020	7,533.9	0.3	−	−	7,534.2	18.1	−	7,552.3

(1) In 2017, total proved reserves includes 263.7 million barrels related to assets held for sale. In 2018, total proved reserves includes 59.8 million barrels related to PO&G assets held for sale. In 2019, total proved reserves include 41.6 million barrels of assets held for sale (PO&G).
(2) Amounts transferred from consolidated entities to equity method investees, as the Company concluded the operation that has resulted in the formation of a joint venture company ("JV"), of which Murphy Exploration & Production Company ("Murphy" ) has 80% stake and Petrobras America Inc ("PAI") 20% stake.
(*) Apparent differences in the sum of the numbers are due to rounding off.

A summary of the annual changes in the proved reserves of natural gas is as follows (in billions of cubic feet):

	Consolidated Entities					Equity Method Investees
Proved developed and undeveloped reserves (*)	Natural Gas in Brazil	Natural Gas in South America	Natural Gas in North America	Synthetic Gas in Brazil	Consolidated Total	Gas Natural in North America	Gas Natural in Africa	Total
Reserves at December 31, 2017 (1)	7,676.1	160.2	40.9	8.1	7,885.3	−	17.3	7,902.6
Transfers by loss of control (2)	−	−	(36.8)	−	(36.8)	36.8	−	−
Revisions of previous estimates	737.2	−	−	(1.0)	736.2	(3.1)	34.8	768.0
Extensions and discoveries	136.8	70.1	−	−	206.9	−	−	206.9
Improved Recovery	207.6	−	−	−	207.6	−	−	207.6
Sales of reserves	(165.5)	−	−	−	(165.5)	(29.7)	−	(195.2)
Purchases of reserves	−	−	−	−	−	6.9	−	6.9
Production for the year	(801.8)	(16.2)	(4.1)	(1.3)	(823.5)	(0.1)	(4.8)	(828.4)
Reserves at December 31, 2018 (1)	7,790.5	214.1	−	5.7	8,010.3	10.8	47.3	8,068.5
Revisions of previous estimates	1,415.7	(42.3)	−	−	1,373.4	0.1	10.9	1,384.4
Extensions and discoveries	15.3	−	−	7.6	22.9	−	0.3	23.2
Improved Recovery	−	−	−	−	−	−	−	−
Sales of reserves	(24.0)	−	−	−	(24.0)	−	−	(24.0)
Purchases of reserves	−	−	−	−	−	−	−	−
Production for the year	(816.9)	(15.5)	−	(1.2)	(833.7)	(1.7)	(11.3)	(846.7)
Reserves at December 31, 2019 (1)	8,380.6	156.3	−	12.1	8,549.0	9.2	47.2	8,605.4
Revisions of previous estimates	(92.5)	(118.7)	−	(10.8)	(221.9)	0.2	−	(221.7)
Extensions and discoveries	36.0	−	−	−	36.0	−	−	36.0
Improved Recovery	−	−	−	−	−	−	−	−
Sales of reserves	(42.3)	−	−	−	(42.3)	−	(47.2)	(89.5)
Purchases of reserves	−	−	−	−	−	−	−	−
Production for the year	(735.2)	(12.0)	−	(1.4)	(748.5)	(1.6)	−	(750.1)
Reserves at December 31, 2020	7,546.7	25.6	−	−	7,572.3	7.8	−	7,580.1

(1) In 2017, total proved reserves includes 173.7 billion cubic feet related to assets held for sale. In 2018, total proved reserves includes 47.3 billion cubic feet related to PO&G assets held for sale. In 2019, total proved reserves includes 47.2 billion cubic feet related to PO&G assets held for sale.
(2) Amounts transferred from consolidated entities to equity method investees, as the Company concluded the operation that has resulted in the formation of a joint venture company ("JV"), of which Murphy Exploration & Production Company ("Murphy" ) has 80% stake and Petrobras America Inc ("PAI") 20% stake.
(*) Apparent differences in the sum of the numbers are due to rounding off.

Natural gas production volumes used in these tables are the net volumes withdrawn from our proved reserves, including gas consumed in operations and excluding reinjected gas. Our disclosure of proved gas reserves includes gas consumed in operations, which represent 30% of our total proved reserves of natural gas as of December 31, 2020.

The tables below summarizes information about the changes in total proved reserves of crude oil and natural gas, in millions of barrels of oil equivalent, in our consolidated entities and equity method investees for 2020, 2019 and 2018:

	Consolidated Entities					Equity Method Investees
Proved developed and undeveloped reserves(*)	Oil equivalent in Brazil	Oil equivalent inSouth America	Oil equivalent in North America	Synthetic Oil in Brazil	Consolidated Total	Oil equivalent in North America	Oil equivalent in Africa	Total
Reserves at December 31, 2017 (1)	9,528.8	27.9	121.5	7.4	9,685.5	−	66.3	9,751.7
Transfers by loss of control (2)	−	−	(106.5)	−	(106.5)	106.5	−	−
Revisions of previous estimates	465.6	−	−	(0.4)	465.2	(1.4)	9.6	473.3
Extensions and discoveries	331.3	12.3	−	−	343.6	−	−	343.6
Improved Recovery	258.8	−	−	−	258.8	−	−	258.8
Sales of reserves	(282.4)	−	−	−	(282.4)	(85.4)	−	(367.8)
Purchases of reserves	−	−	−	−	−	9.1	−	9.1
Production for the year	(834.9)	(3.0)	(15.0)	(1.2)	(854.0)	(0.5)	(8.1)	(862.6)
Reserves at December 31, 2018 (1)	9,467.1	37.2	−	5.8	9,510.1	28.4	67.7	9,606.2
Revisions of previous estimates	954.7	(7.0)	−	−	947.7	0.7	(4.7)	943.7
Extensions and discoveries	20.1	−	−	4.9	25.0	−	0.6	25.6
Improved Recovery	−	−	−	−	−	−	−	−
Sales of reserves	(72.3)	−	−	−	(72.3)	−	−	(72.3)
Purchases of reserves	−	−	−	−	−	−	−	−
Production for the year	(890.0)	(2.8)	−	(1.0)	(893.8)	(4.9)	(14.1)	(912.8)
Reserves at December 31, 2019 (1)	9,479.6	27.4	−	9.7	9,516.7	24.2	49.5	9,590.4
Revisions of previous estimates	253.3	(20.6)	−	(8.6)	224.1	(0.3)	−	223.7
Extensions and discoveries	40.8	−	−	−	40.8	−	−	40.8
Improved Recovery	−	−	−	−	−	−	−	−
Sales of reserves	(67.8)	−	−	−	(67.8)	−	(49.0)	(116.8)
Purchases of reserves	−	−	−	−	−	−	−	−
Production for the year	(914.2)	(2.2)	−	(1.2)	(917.6)	(4.5)	(0.5)	(922.5)
Reserves at December 31, 2020	8,791.7	4.6	−	−	8,796.3	19.4	−	8,815.7

(1) In 2017, total proved reserves includes 292.7 million barrels of oil equivalent related to assets held for sale in Brazil; in 2018, includes 67.7 million barrels of oil equivalent related to PO&G assets held for sale in Africa; and in 2019, includes 49.5 million barrels of oil equivalent related to assets held for sale in Africa.
(2) Amounts transferred from consolidated entities to equity method investees, as the Company concluded the operation that has resulted in the formation of a joint venture company ("JV"), of which Murphy Exploration & Production Company ("Murphy" ) has 80% stake and Petrobras America Inc ("PAI") 20% stake.
(*) Apparent differences in the sum of the numbers are due to rounding off.

In 2020, we incorporated 223.7 million boe of proved reserves by revising previous estimates, including:

(i) addition of 637.1 million boe arising from technical revisions, mainly due to good performance and increased production experience in reservoirs in the pre-salt layer of Santos Basin;

(ii) addition of 253.9 million boe due to approvals of new projects in the Santos and Campos Basins; and

(iii) reduction of 667.2 million boe related to economic revisions, mainly due to the decrease in oil prices.

In addition, we added 40.8 million boe to our proved reserves due to extensions and discoveries in the pre-salt of Santos Basin, and reduced 116.8 million boe due to sales of proved reserves.

The company's total proved reserve resulted in 8,815.7 million boe in 2020, considering the variations above and the reduction from 2020 production of 922.5 million boe. Production refers to volumes that were previously included in our reserves and, therefore, does not consider natural gas liquids, since the reserve is estimated at a reference point prior to gas processing, except in the United States and Argentina. The production also does not consider volumes of injected gas, the production of Extended Well Tests in exploratory blocks and production in Bolivia, since the Bolivian Constitution does not allow the disclosure of reserves.

In 2019, we incorporated 943.7 million boe of reserves proved by revisions of previous estimates, composed of:

(i) addition of 529.1 million boe due to technical reviews, mainly associated with good performance and increased production experience of pre-salt reservoirs in the Santos Basin;

(ii) addition of 266.8 million boe referring to contractual revisions, including the reallocation of volumes due to the revision of the Transfer of Rights agreement, and the extension of concession contracts in Brazil;

(iii) addition of 242.6 million boe due to the approval of new projects in the Santos, Campos and Espírito Santo Basins; and

(iv) a 94.8 million boe reduction due to economic revisions, mainly due to the price reduction.

We also incorporated 25.6 million boe into our proved reserves due to discoveries and extensions, mainly in the Santos Basin pre-salt, and reduced 72.3 million boe from our proved reserves due to proved reserve sales.

Considering the production of 912.8 million boe in 2019 and the variations above, the company's total proved reserve resulted in 9,590.4 million boe in 2019. Production refers to volumes that were included in our reserves and, therefore, does not consider natural gas liquids, since the reserve is estimated at a reference point prior to gas processing, except in the United States and Argentina. The production also does not consider volumes of injected gas, the production of Extended Well Tests in exploratory blocks and production in Bolivia, since the Bolivian Constitution does not allow the disclosure of reserves.

In 2018, we incorporated 473.3 million boe of proved reserves by revising of previous estimates, including 233.5 million boe due to economic revisions, mainly due to the increase in prices, and 239.9 million boe due to technical revisions, mainly due to the good performance of reservoirs in the pre-salt layer of Santos and Campos basins, both in Brazil. In addition, we added 258.8 million boe in our proved reserves resulting from positive responses from improved recovery (water injection), and added 343.6 million boe in our proved reserves due to extensions and discoveries, mainly in the pre-salt of Santos basin.

We reduced 367.8 million boe of our proved reserves due to sales of reserves and increased 9.1 million boe in our proved reserves due to purchases of reserves, resulting in a net effect of a decrease of 358.7 million boe in our proved reserves.

Considering a production of 862.6 million boe in 2018 and changes above, the company total proved reserves resulted in 9,606.2 million boe. This 862.6 million boe production volume is the net volume withdrawn from our proved reserves. Therefore, exclude NGL (except for North America), as we estimate our oil and gas reserves at a reference point prior to the gas processing plants, and does not consider the production of Extended Well Tests (EWTs) in exploratory blocks and production in Bolivia, since the Bolivian Constitution prohibits the disclosure and registration of its reserves.

The tables below present the volumes of proved developed and undeveloped reserves, net, that is, reflecting Petrobras' participation:

	2018
	Crude Oil	Synthetic Oil	Natural Gas	Synthetic Gas	Total oil and gas
	(mmbbl)		(bncf)		(mmboe)
Net proved developed reserves (*):
Consolidated Entities
Brazil	4,339.5	4.8	4,807.0	5.7	5,146.4
South America, outside Brazil	1.0	−	83.5	−	15.0
Total Consolidated Entities	4,340.5	4.8	4,890.5	5.7	5,161.4
Equity Method Investees
North America (2)	20.0	−	8.3	−	21.4
Africa	30.9	−	27.6	−	35.5
Total Equity Method Investees	51.0	−	35.9	−	56.9
Total Consolidated and Equity Method Investees (1)	4,391.5	4.8	4,926.4	5.7	5,218.3
Net proved undeveloped reserves (*):
Consolidated Entities
Brazil	3,829.2	−	2,983.5	−	4,326.4
South America, outside Brazil	0.5	−	130.6	−	22.3
Total Consolidated Entities	3,829.7	−	3,114.1	−	4,348.7
Equity Method Investees
North America (2)	6.5	−	2.5	−	6.9
Africa	28.9	−	19.7	−	32.2
Total Equity Method Investees	35.4	−	22.2	−	39.1
Total Consolidated and Equity Method Investees (1)	3,865.1	−	3,136.3	−	4,387.9
Total proved reserves (developed and undeveloped)	8,256.6	4.8	8,062.7	5.7	9,606.2
(1) It includes amounts related to assets held for sale (30.9 million barrels of oil and 27.6 billion cubic feet of natural gas in net proved developed reserves and 28.9 million barrels of oil and 19.7 billion cubic feet of natural gas in net proved undeveloped reserves) in Africa (PO&G).
(2) North America oil reserves includes 4.2% of natural gas liquid (NGL) in proved developed reserves and 3.6% of NGL in proved undeveloped reserves.
(*) Apparent differences in the sum of the numbers are due to rounding off.
	2019
	Crude Oil	Synthetic Oil	Natural Gas	Synthetic Gas	Total oil and gas
	(mmbbl)		(bncf)		(mmboe)
Net proved developed reserves (*):
Consolidated Entities
Brazil	4,999.1	7.7	5,715.6	12.1	5,961.4
South America, outside Brazil (2)	0.9	−	66.9	−	12.1
Total Consolidated Entities	5,000.0	7.7	5,782.5	12.1	5,973.5
Equity Method Investees
North America (2)	18.2	−	7.0	−	19.4
Africa	37.1	−	44.7	−	44.6
Total Equity Method Investees	55.3	−	51.7	−	64.0
Total Consolidated and Equity Method Investees (1)	5,055.3	7.7	5,834.3	12.1	6,037.4
Net proved undeveloped reserves (*):
Consolidated Entities
Brazil	3,083.7	−	2,665.0	−	3,527.9
South America, outside Brazil (2)	0.5	−	89.3	−	15.4
Total Consolidated Entities	3,084.2	−	2,754.3	−	3,543.3
Equity Method Investees
North America (2)	4.4	−	2.2	−	4.8
Africa	4.5	−	2.4	−	4.9
Total Equity Method Investees	8.9	−	4.6	−	9.7
Total Consolidated and Equity Method Investees (1)	3,093.1	−	2,759.0	−	3,552.9
Total proved reserves (developed and undeveloped)	8,148.4	7.7	8,593.2	12.1	9,590.4
(1) It includes amounts related to assets held for sale (37.1 million barrels of oil and 44.7 billion cubic feet of natural gas in net proved developed reserves and 4.5 million barrels of oil and 2.4 billion cubic feet of natural gas in net proved undeveloped reserves) in Africa (PO&G).
(2) South America oil reserves includes 20.3% of natural gas liquid (NGL) in proved developed reserves and 59.2% of NGL in proved undeveloped reserves. North America oil reserves includes 3.8 % of natural gas liquid (NGL) in proved developed reserves and 5.3% of NGL in proved undeveloped reserves.
(*) Apparent differences in the sum of the numbers are due to rounding off.
	2020
	Crude Oil	Synthetic Oil	Natural Gas	Synthetic Gas	Total oil and gas
	(mmbbl)		(bncf)		(mmboe)
Net proved developed reserves (*):
Consolidated Entities
Brazil	4,857.6	−	5,713.9	−	5,809.9
South America, outside Brazil (1)	0.3	−	25.6	−	4.6
Total Consolidated Entities	4,857.9	−	5,739.5	−	5,814.5
Equity Method Investees
North America (1)	16.9	−	7.2	−	18.1

Total Equity Method Investees	16.9	−	7.2	−	18.1
Total Consolidated and Equity Method Investees	4,874.8	−	5,746.7	−	5,832.6
Net proved undeveloped reserves (*):
Consolidated Entities
Brazil	2,676.3	−	1,832.8	−	2,981.8
South America, outside Brazil (1)	−	−	−	−	−
Total Consolidated Entities	2,676.3	−	1,832.8	−	2,981.8
Equity Method Investees
North America (1)	1.2	−	0.6	−	1.3

Total Equity Method Investees	1.2	−	0.6	−	1.3
Total Consolidated and Equity Method Investees	2,677.5	−	1,833.4	−	2,983.1
Total proved reserves (developed and undeveloped)	7,552.3	−	7,580.1	−	8,815.7
(1) South America oil reserves includes 21.3% of natural gas liquid (NGL) in proved developed reserves. North America oil reserves includes 6.3% of natural gas liquid (NGL) in proved developed reserves and 5.3% of NGL in proved undeveloped reserves.
(*) Apparent differences in the sum of the numbers are due to rounding off.

(v) Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein

The standardized measure of discounted future net cash flows, related to the above proved oil and gas reserves, is calculated in accordance with the requirements of Codification Topic 932 – Extractive Activities – Oil and Gas.

Estimated future cash inflows from production in Brazil are computed by applying the average price during the 12-month period prior to the ending date of the period covered by the report, determined as an unweighted arithmetic average of the first-day-of-the-month price for each month within such period, unless prices are defined by contractual arrangements, excluding escalations based upon future conditions. Future price changes are limited to those provided by contractual arrangements existing at the end of each reporting year. Future development and production costs are those estimated future expenditures necessary to develop and produce year-end estimated proved reserves based on current costs, assuming continuing economic conditions. Estimated future income taxes (including future social contributions on net income - CSLL) are calculated by applying appropriate year-end statutory tax rates. The amounts presented as future income taxes expenses reflect allowable deductions considering statutory tax rates. Discounted future net cash flows are calculated using 10% mid-period discount factors. This discounting requires a year-by-year estimate of when the future expenditures will be incurred and when the reserves will be produced.

The valuation prescribed under Codification Topic 932 – Extractive Activities – Oil and Gas requires assumptions as to the timing and amount of future development and production costs. The calculations are made as of December 31 each year and should not be relied upon as an indication of Petrobras’ future cash flows or the value of its oil and gas reserves.

Standardized measure of discounted future net cash flows:

	Consolidated entities
		Abroad				Equity Method Investees (2)
	Brazil	South America	North America	Total	Total
December 31, 2020
Future cash inflows	333,248	69	-	69	333,317	667
Future production costs	(182,534)	(51)	-	(51)	(182,585)	(465)
Future development costs	(31,236)	(16)	-	(16)	(31,252)	(48)
Future income tax expenses	(46,862)	-	-	-	(46,862)	(79)
Undiscounted future net cash flows	72,616	2	-	2	72,618	75
10 percent midyear annual discount for timing of estimated cash flows (1)	(26,638)	-	-	-	(26,638)	(1)
Standardized measure of discounted future net cash flows	45,978	1	-	1	45,979	74
December 31, 2019
Future cash inflows	535,788	609	-	609	536,397	4,045
Future production costs	(272,381)	(285)	-	(285)	(272,666)	(1,349)
Future development costs	(34,346)	(141)	-	(141)	(34,487)	(515)
Future income tax expenses	(86,012)	(31)	-	(31)	(86,044)	(438)
Undiscounted future net cash flows	143,049	152	-	152	143,200	1,743
10 percent midyear annual discount for timing of estimated cash flows (1)	(54,928)	(83)	-	(83)	(55,010)	(332)
Standardized measure of discounted future net cash flows	88,121	69	-	69	88,190	1,412
December 31, 2018
Future cash inflows	601,754	1,112	-	1,112	602,866	5,998
Future production costs	(269,942)	(425)	-	(425)	(270,367)	(1,570)
Future development costs	(34,119)	(218)	-	(218)	(34,337)	(520)
Future income tax expenses	(111,522)	(91)	-	(91)	(111,613)	(1,006)
Undiscounted future net cash flows	186,171	379	-	379	186,549	2,903
10 percent midyear annual discount for timing of estimated cash flows (1)	(75,050)	(194)	-	(194)	(75,244)	(613)
Standardized measure of discounted future net cash flows	111,121	185	-	185	111,305	2,290
(1) Semiannual capitalization
(2) Includes the amount of US$ 1,675 millions related to PO&G assets classified as held for sale in 2018. Includes the amount of US$ 1,047 millions related to PO&G assets classified as held for sale in 2019.
Apparent differences in the sum of the numbers are due to rounding off.

Changes in discounted net future cash flows:

	Consolidated entities
		Abroad				Equity Method Investees (2)
	Brazil (1)	South America	North America	Total	Total
Balance at January 1, 2020	88,121	69	-	69	88,190	1,412
Sales and transfers of oil and gas, net of production cost	(24,908)	(14)	-	(14)	(24,922)	(94)
Development cost incurred	5,664	3	-	3	5,666	57
Net change due to purchases and sales of minerals in place	(847)	-	-	-	(847)	(1,047)
Net change due to extensions, discoveries and improved recovery related costs	509	-	-	-	509	-
Revisions of previous quantity estimates	3,160	(35)	-	(35)	3,125	(10)
Net change in prices, transfer prices and in production costs	(54,606)	(145)	-	(145)	(54,751)	(375)
Changes in estimated future development costs	(4,716)	97	-	97	(4,618)	67
Accretion of discount	8,812	9	-	9	8,821	12
Net change in income taxes	24,788	24	-	24	24,812	51
Other - unspecified	-	(7)	-	(7)	(7)	1
Balance at December 31, 2020	45,978	1	-	1	45,979	74
Balance at January 1, 2019	111,121	185	-	185	111,305	2,290
Sales and transfers of oil and gas, net of production cost	(34,522)	(65)	-	(65)	(34,587)	(792)
Development cost incurred	6,819	6	-	6	6,826	150
Net change due to purchases and sales of minerals in place	(1,387)	-	-	-	(1,387)	-
Net change due to extensions, discoveries and improved recovery related costs	385	-	-	-	385	-
Revisions of previous quantity estimates	18,317	(44)	-	(44)	18,273	8
Net change in prices, transfer prices and in production costs	(34,114)	(145)	-	(145)	(34,259)	(505)
Changes in estimated future development costs	(5,324)	60	-	60	(5,265)	(97)
Accretion of discount	11,112	25	-	25	11,137	244
Net change in income taxes	15,714	41	-	41	15,755	363
Other - unspecified	-	7	-	7	7	(249)
Balance at December 31, 2019	88,121	69	-	69	88,190	1,412
Balance at January 1, 2018	63,687	126	1,628	1,755	65,442	1,294
Transfers by loss of control (3)	-	-	(1,428)	(1,428)	(1,428)	1,428
Sales and transfers of oil and gas, net of production cost	(31,429)	(76)	(844)	(921)	(32,350)	(369)
Development cost incurred	9,685	32	229	261	9,946	252
Net change due to purchases and sales of minerals in place	(4,773)	-	-	-	(4,773)	(1,770)
Net change due to extensions, discoveries and improved recovery related costs	11,284	123	-	123	11,407	-
Revisions of previous quantity estimates	10,688	-	-	-	10,688	50
Net change in prices, transfer prices and in production costs	72,662	44	383	427	73,089	1,740
Changes in estimated future development costs	1,857	(76)	(118)	(194)	1,664	(93)
Accretion of discount	6,369	19	150	169	6,537	129
Net change in income taxes	(28,910)	(4)	-	(4)	(28,914)	(489)
Other - unspecified	-	(4)	-	(4)	(4)	119
Balance at December 31, 2018	111,121	185	-	185	111,305	2,290

(1) Includes the amount of US$ 1,770 millions related to assets classified as held for sale in 2017 (January of 2018).
(2) Includes the amount of US$ 1,675 millions related to PO&G assets classified as held for sale in 2018. Includes the amount of US$ 1,047 millions related to PO&G assets classified as held for sale in 2019.
(3) Amounts transferred from consolidated entities to equity method investees, as the Company concluded the operation that has resulted in the formation of a joint venture company ("JV"), of which Murphy Exploration & Production Company ("Murphy" ) has 80% stake and Petrobras America Inc ("PAI") 20% stake.
Apparent differences in the sum of the numbers are due to rounding off.